EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Total, Gross	R$ 3,830,000	R$ 3,588,000	R$ 4,550,000
IOE, net	3,435,500	3,199,800
Reversal of unclaimed dividends and interest on equity	99,788	82,898
02/14/20
EQUITY
Total, Gross	270,000
IOE, net	229,500
03/19/20
EQUITY
Total, Gross	150,000
IOE, net	127,500
06/17/20
EQUITY
Total, Gross	900,000
IOE, net	765,000
09/17/20
EQUITY
Total, Gross	650,000
IOE, net	552,500
11/16/20
EQUITY
Total, Gross	400,000
IOE, net	340,000
12/15/20
EQUITY
Total, Gross	260,000
Dividends, net	1,200,000
IOE, net	221,000
02/15/19
EQUITY
Total, Gross		700,000
IOE, net		595,000
04/17/19
EQUITY
Total, Gross		570,000
IOE, net		484,500
06/17/19
EQUITY
Total, Gross		968,000
IOE, net		822,800
12/19/19
EQUITY
Total, Gross		350,000
Dividends, net		1,000,000
IOE, net		297,500
Common shares
EQUITY
Total, Gross	2,482,909	1,134,517
IOE, net	2,290,472	1,011,769
Common shares | 02/14/20
EQUITY
Total, Gross	85,373
IOE, net	R$ 72,567
IOE, per share	R$ 0.12745554999
Common shares | 03/19/20
EQUITY
Total, Gross	R$ 47,430
IOE, net	R$ 40,315
IOE, per share	R$ 0.07080863888
Common shares | 06/17/20
EQUITY
Total, Gross	R$ 284,578
IOE, net	R$ 241,891
IOE, per share	R$ 0.42485183332
Common shares | 09/17/20
EQUITY
Total, Gross	R$ 205,528
IOE, net	R$ 174,699
IOE, per share	R$ 0.30683743517
Common shares | 11/16/20
EQUITY
Total, Gross	R$ 400,000
IOE, net	R$ 340,000
IOE, per share	R$ 0.20136681027
Common shares | 12/15/20
EQUITY
Total, Gross	R$ 260,000
Dividends, net	1,200,000
IOE, net	R$ 221,000
Dividends, per share	R$ 0.71082712946
IOE, per share	R$ 0.13091066301
Common shares | 02/15/19
EQUITY
Total, Gross		221,338
IOE, net		R$ 188,137
IOE, per share		R$ 0.33044031480
Common shares | 04/17/19
EQUITY
Total, Gross		R$ 180,233
IOE, net		R$ 153,198
IOE, per share		R$ 0.26907282777
Common shares | 06/17/19
EQUITY
Total, Gross		R$ 306,079
IOE, net		R$ 260,167
IOE, per share		R$ 0.45695174961
Common shares | 12/19/19
EQUITY
Total, Gross		R$ 110,669
Dividends, net		316,198
IOE, net		R$ 94,069
Dividends, per share		R$ 0.55536187362
IOE, per share		R$ 0.16522015740
Preferred shares
EQUITY
Total, Gross	R$ 1,347,091	R$ 2,453,483
IOE, net	1,145,028	2,188,031
Preferred shares | 02/14/20
EQUITY
Total, Gross	184,627
IOE, net	R$ 156,933
IOE, per share	R$ 0.14020110499
Preferred shares | 03/19/20
EQUITY
Total, Gross	R$ 102,570
IOE, net	R$ 87,185
IOE, per share	R$ 0.07788950277
Preferred shares | 06/17/20
EQUITY
Total, Gross	R$ 615,422
IOE, net	R$ 523,109
IOE, per share	R$ 0.46733701665
Preferred shares | 09/17/20
EQUITY
Total, Gross	R$ 444,472
IOE, net	R$ 377,801
IOE, per share	R$ 0.33752117869
Preferred shares | 02/15/19
EQUITY
Total, Gross		478,662
IOE, net		R$ 406,863
IOE, per share		R$ 0.36348434628
Preferred shares | 04/17/19
EQUITY
Total, Gross		R$ 389,767
IOE, net		R$ 331,302
IOE, per share		R$ 0.29598011054
Preferred shares | 06/17/19
EQUITY
Total, Gross		R$ 661,921
IOE, net		R$ 562,633
IOE, per share		R$ 0.50264692458
Preferred shares | 12/19/19
EQUITY
Total, Gross		R$ 239,331
Dividends, net		683,802
IOE, net		R$ 203,431
Dividends, per share		R$ 0.61089806098
IOE, per share		R$ 0.18174217314